Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
MATTHEWS INTERNATIONAL FUNDS
dba MATTHEWS ASIA FUNDS
(the “Trust”)
Supplement dated August 24, 2026
to the Prospectus and Statement of Additional Information dated April 30, 2026, as supplemented
For all existing and prospective shareholders of the Matthews Asia Innovators Fund – Institutional Class (MITEX) and Investor Class (MATFX):
At the Special Meeting of Shareholders of the Matthews Asia Innovators Fund (the “Fund”) held on May 14, 2026, as adjourned to August 17, 2026, shareholders of the Fund approved a proposal to change the Fund’s sub-classification under the Investment Company Act of 1940, as amended, from “diversified” to “non-diversified” as described in the Proxy Statement dated March 25, 2026.
Accordingly, effective immediately, the following changes are made to the Fund’s Prospectus and Statement of Additional information:
In the section of the Fund’s Prospectus entitled “Principal Investment Strategy,” the following is added:
The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
In the section of the Fund’s prospectus entitled “Principal Risks of Investment,” the following is added:
Non-Diversification Risk: The Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.

MATTHEWS ASIA INNOVATORS FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
MATTHEWS INTERNATIONAL FUNDS
dba MATTHEWS ASIA FUNDS
(the “Trust”)
Supplement dated August 24, 2026
to the Prospectus and Statement of Additional Information dated April 30, 2026, as supplemented
For all existing and prospective shareholders of the Matthews Asia Innovators Fund – Institutional Class (MITEX) and Investor Class (MATFX):
At the Special Meeting of Shareholders of the Matthews Asia Innovators Fund (the “Fund”) held on May 14, 2026, as adjourned to August 17, 2026, shareholders of the Fund approved a proposal to change the Fund’s sub-classification under the Investment Company Act of 1940, as amended, from “diversified” to “non-diversified” as described in the Proxy Statement dated March 25, 2026.
Accordingly, effective immediately, the following changes are made to the Fund’s Prospectus and Statement of Additional information:
In the section of the Fund’s Prospectus entitled “Principal Investment Strategy,” the following is added:
The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
In the section of the Fund’s prospectus entitled “Principal Risks of Investment,” the following is added:
Non-Diversification Risk: The Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.